Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019